Employee benefits - Additional Information (Details) - EUR (€) € in Thousands		12 Months Ended
	Mar. 24, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Other long term benefits, years of service, threshold two	15 years	15 years
Other long term benefits, years of service, threshold three	20 years	20 years
Other long term benefits, years of service, threshold one	10 years	10 years
Defined benefit obligation, at present value		€ 2,550	€ 2,975	€ 4,177
Increase (decrease) in employee benefit obligation per 50 basis point changes in discount rate		174
Post-employment benefit expense, defined contribution plans		1,432	1,434	1,420
Allowance for seniority awards
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value		€ 366	€ 432	€ 463